Initial Public Offering - Additional Information (Detail) - IPO [Member] - Common Class A [Member]	Jan. 10, 2022 $ / shares shares
Initial Public Offer [Line Items]
Stock issued during the period shares new issues | shares	75,000,000
Sale of stock issue price per share	$ 10
Class of warrants or rights exercise price per warrant	11.5
Public Warrants [Member]
Initial Public Offer [Line Items]
Class of warrants or rights exercise price per warrant	$ 11.5